Regulatory matters (Tables)	12 Months Ended
Dec. 31, 2019
Regulated Operations [Abstract]
Regulatory Assets and Liabilities
At any given time, the Company can have several regulatory proceedings underway. The financial effects of these proceedings are reflected in the consolidated financial statements based on regulatory approval obtained to the extent that there is a financial impact during the applicable reporting period. The following regulatory proceedings were recently completed:

Utility	State	Regulatory proceeding type	Annual revenue increase	Effective date
Peach State Gas System	Georgia	Georgia Rate Adjustment mechanism	$2,367	February 1, 2019
New England Natural Gas System	Massachusetts	Gas System Enhancement Plan	$2,413	May 1, 2019
Empire Electric System	Kansas	General Rate Review	$2,449	August 1, 2019
Empire Electric System	Oklahoma	General Rate Review	$1,400	October 1, 2019
CalPeco Electric System	California	Catastrophic Events Memorandum Account	$3,525	January 1, 2020

7.	Regulatory matters (continued)
Regulatory assets and liabilities consist of the following:

	2019	2018
Regulatory assets
Environmental remediation (a)	$82,300	$82,295
Pension and post-employment benefits (b)	143,292	135,580
Income taxes (c)	71,506	34,822
Debt premium (d)	42,150	48,847
Fuel and commodity cost adjustments (e)	23,433	26,310
Rate adjustment mechanism (f)	69,121	37,202
Clean Energy and other customer programs (g)	26,369	24,095
Deferred capitalized costs (h)	38,833	13,986
Asset retirement obligation (i)	23,841	21,048
Long-term maintenance contract (j)	13,264	8,283
Rate review costs (k)	6,695	6,164
Other	19,083	21,463
Total regulatory assets	$559,887	$460,095
Less: current regulatory assets	(50,213)	(59,037)
Non-current regulatory assets	$509,674	$401,058

Regulatory liabilities
Income taxes (c)	$321,960	$323,384
Cost of removal (l)	196,423	193,564
Rate base offset (m)	8,719	10,900
Fuel and commodity costs adjustments (e)	16,645	21,352
Rate adjustment mechanism (f)	10,446	4,210
Deferred capitalized costs - fuel related (h)	7,097	7,258
Pension and post-employment benefits (b)	22,256	11,791
Other	14,516	15,754
Total regulatory liabilities	$598,062	$588,213
Less: current regulatory liabilities	(41,683)	(39,005)
Non-current regulatory liabilities	$556,379	$549,208

7.	Regulatory matters (continued)

(a)	Environmental remediation
Actual expenditures incurred for the clean-up of certain former gas manufacturing facilities (note 12(b)) are recovered through rates over a period of 7 years and are subject to an annual cap.

(b)	Pension and post-employment benefits
As part of certain business acquisitions, the regulators authorized a regulatory asset or liability being set up for the amounts of pension and post-employment benefits that have not yet been recognized in net periodic cost and were presented as AOCI prior to the acquisition. The balance is recovered through rates over the future service years of the employees at the time the regulatory asset was set up (an average of 10 years) or consistent with the treatment of OCI under ASC 712, Compensation Non-retirement Post-employment Benefits and ASC 715, Compensation Retirement Benefits before the transfer to regulatory asset occurred. The annual movements in AOCI for Empire Electric and Gas systems' and St. Lawrence Gas system's pension and OPEB plans (note 10(a)) are also reclassified to regulatory accounts since it is probable the unfunded amount of these plans will be afforded rate recovery. Finally, the regulators have also approved tracking accounts for a number of the utilities. The amounts recorded in these accounts occur when actual expenses differ from those adopted and recovery or refunds are expected to occur in future periods.

(c)	Income taxes
The income taxes regulatory assets and liabilities represent income taxes recoverable through future revenues required to fund flow-through deferred income tax liabilities and amounts owed to customers for deferred taxes collected at a higher rate than the current statutory rates.
On June 1, 2018, the State of Missouri enacted legislation that, effective for tax years beginning on or after January 1, 2020, reduces the corporate income tax rate from 6.25% to 4%, among other legislative changes. A reduction of regulatory asset and an increase to regulatory liability were recorded for excess deferred taxes probable of being refunded to customers of $15,586.

(d)	Debt premium
Debt premium on acquired debt is recovered as a component of the weighted average cost of debt.

(e)	Fuel and commodity cost adjustments
The revenue from the utilities includes a component that is designed to recover the cost of electricity and natural gas through rates charged to customers. To the extent actual costs of power or natural gas purchased differ from power or natural gas costs recoverable through current rates, that difference is deferred and recorded as a regulatory asset or liability on the consolidated balance sheets. These differences are reflected in adjustments to rates and recorded as an adjustment to cost of electricity and natural gas in future periods, subject to regulatory review. Derivatives are often utilized to manage the price risk associated with natural gas purchasing activities in accordance with the expectations of state regulators. The gains and losses associated with these derivatives (note 24(b)(i)) are recoverable through the commodity costs adjustment.

(f)	Rate adjustment mechanism
Revenue for Calpeco Electric System, Park Water System, Peach State Gas System, New England Gas System, Midstates Natural Gas system, and EnergyNorth Natural Gas System is subject to a revenue decoupling mechanism approved by their respective regulator, which requires charging approved annual delivery revenue on a systematic basis over the fiscal year. As a result, the difference between delivery revenue calculated based on metered consumption and approved delivery revenue is recorded as a regulatory asset or liability to reflect future recovery or refund, respectively, from customers. In addition, retroactive rate adjustments for services rendered but to be collected over a period not exceeding 24 months are accrued upon approval of the Final Order. The difference between New Brunswick Gas' regulated revenues and its regulated cost of service in past years is also recorded as a regulatory asset and is recovered on a straight-line basis over the next 25 years.

(g)	Clean Energy and other customer programs
The regulatory asset for Clean Energy and customer programs includes initiatives related to solar rebate applications processed and resulting rebate-related costs. The amount also includes other energy efficiency programs.

7.	Regulatory matters (continued)

(h)	Deferred capitalized costs
Deferred capitalized costs reflect deferred construction costs and fuel-related costs of specific generating facilities of the Empire Electric System. These amounts are being recovered over the life of the plants. The amount also includes capitalized operating and maintenance costs of New Brunswick Gas, and these amounts are being recovered at a rate of 2.43% annually over the next 29 years.

(i)	Asset retirement obligation
Asset retirement obligations are recorded for legally required removal costs of property plant and equipment. The costs of retirement of assets as well as the on-going liability accretion and asset depreciation expense are expected to be recovered through rates.

(j)	Long-term maintenance contract
To the extent actual costs of long-term maintenance incurred for one of Empire Electric System's power plants differ from the costs recoverable through current rates, that difference is deferred and recorded as a regulatory asset or liability on the consolidated balance sheets.

(k)	Rate review costs
The costs to file, prosecute and defend rate review applications are referred to as rate review costs. These costs are capitalized and amortized over the period of rate recovery granted by the regulator.

(l)	Cost of removal
Rates charged to customers cover for costs that are expected to be incurred in the future to retire the utility plant. A regulatory liability tracks the amounts that have been collected from customers net of costs incurred to date.

(m)	Rate base offset
The regulators imposed a rate base offset that will reduce the revenue requirement at future rate proceedings. The rate base offset declines on a straight-line basis over a period of 10-16 years.